Bank Loans - Schedule of Bank Loan (Details) - USD ($)		Apr. 30, 2025	Oct. 31, 2024
Debt Conversion [Line Items]
Total		$ 1,001,819	$ 1,496,999
Less: current maturity of long-term bank loan		84,896	580,076
Long term of bank loans		916,923	916,923
Loan from DBS Bank (due on May 13, 2025) [Member]
Debt Conversion [Line Items]
Total	[1]	84,896	580,076
Revolving credit for keyman insurance [Member]
Debt Conversion [Line Items]
Total	[2]	$ 916,923	$ 916,923

[1]	On April 9, 2020, the Group signed a loan agreement with DBS Bank Ltd. to obtain a five-year loan of $3,650,434 (or SGD 5,000,000). The loan bears a fixed interest rate of 3% per annum. The bank loan was secured by Mr. Dong Zhang. The Group is required to pay interest for the first twelve months and repay monthly instalments comprising principal and interest thereafter. As of April 30, 2025 and October 31, 2024, the balance was $84,896 and $580,076, respectively. The Group repaid the remaining balance on May 13, 2025.
[2]	On February 14, 2020, the Group obtained a revolving credit facility I (RCF I) from DBS Bank Ltd. of $916,923 that was used to settle the premium of an insurance policy. The weighted average effective interest rate is 2.7% for the six months ended April 30, 2025. The revolving credit facility is secured by way of first legal assignment of all rights, title, interests and benefits under and arising out of the insurance policy including all proceeds payable under the insurance policy and all proceeds of any repayment or refund of premium by the insurer.